Commitments and Contingent Liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Commitments and Contingent Liabilities [Abstract]
Schedule of Off-Balance Sheet Contractual Obligations

The following were the Company’s off-balance sheet contractual obligations as at September 30, 2025:

	Remaining 2025	2026	2027	2028	2029	Thereafter	Total
Property leases	$502	$1,312	$1,209	$1,209	$1,209	$12,898	$18,339
Capital commitments	477,471	5,568	6,264	—	—	—	489,303
Other operating commitments	12,332	14,262	11,261	10,822	11,854	41,367	101,898
	$490,305	$21,142	$18,734	$12,031	$13,063	$54,265	$609,540